Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	106 Months Ended
	Sep. 23, 2015	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000156214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Virtus Reaves Utilities ETF
Without Sales Load [Member] | C000156214
Average Annual Return [Line Items]
Average Annual Return, Percent		19.12%	9.41%	11.73%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.15%	15.00%	14.60%
S&P 500® Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.36%	7.57%	10.03%
Virtus Reaves Utilities ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent		19.24%	9.41%	11.74%